Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Disclosure of maturity analysis ofcommitments [text block]		7.5	7.6
Property, plant and equipment		€ 373.2	€ 350.0	€ 348.8
Other provisions		51.8	46.8	113.7	€ 46.8
Retained earnings/(accumulated deficit reserve)		191.6	(11.8)
Profit (loss) before tax		295.5	210.3	227.1
Depreciation, right-of-use assets		€ 15.7	€ 16.1	€ 0.0
Impact on Earnings per share		€ 1.16	€ 0.80	€ 0.97
Loans and borrowings		€ 1,736.3	€ 1,847.6
Current		45.7	40.9
Provisions		6.1	5.9
Trade and other payables		648.6	527.9
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Other provisions		(51.8)	(46.8)
Current		45.7	40.9
Provisions		€ 6.1	€ 5.9
IFRS 9 | Voluntary changes in accounting policy
Disclosure of initial application of standards or interpretations [line items]
Amount removed from reserve of cash flow hedges and included in initial cost or other carrying amount of non-financial asset (liability) or firm commitment for which fair value hedge accounting is applied	€ 5.0
Reserve of cash flow hedges, hedging relationships for which hedge accounting is no longer applied	€ 7.0